Related Parties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related Parties
NOTE 25.	RELATED PARTIES
The balances and transactions with related parties are mainly due to: (i) the sale and purchase of products, (ii) the billing of administrative services, and (iii) financial loans between related parties.
Directors and employees of Petróleos Mexicanos and the Subsidiary Entities are subject to regulations related to conflict of interest such as the Petróleos Mexicanos Law,
Ley Federal de Responsabilidades Administrativas de los Servidores Públicos
(Federal Law of Administrative Responsibilities of Public Officials) and the
Políticas y Lineamientos Anticorrupción para Petróleos Mexicanos, sus Empresas Productivas Subsidiarias y, en su caso, Empresas Filiales (
Anticorruption Policies and Guidelines for Petróleos Mexicanos, its Subsidiary Productive Companies and, where applicable, Subsidiary Companies). Under these provisions, PEMEX’s directors and employees are obligated to “recuse themselves from intervening in any way in the attention to, processing or resolution of matters in which they might have personal, family or business interest, including those where some benefit can result for themselves, their spouse, blood or affinity relatives up to the fourth degree, or civil relatives, or for third parties with which they have professional, labor or business relations, or for partners or partnerships where the public officials or the persons referred above are or have been members thereof.”
Related parties include individuals and companies that do not form part of PEMEX, but that could take advantage of being in a privileged position as a result of their relation with PEMEX. Also included are situations in which PEMEX could take advantage of a special relationship in order to benefit its financial position or results of operations.
Main operations identified by PEMEX with this kind of directors and officers are as follows:
Mr. Manuel Bartlett Díaz, Chief Executive Officer of CFE, was appointed member of the Board of Directors of Petróleos Mexicanos in December 2018. CFE has executed several purchase agreements with Pemex Industrial Transformation. During 2020, CFE acquired the following products from Pemex Industrial Transformation:

Product	2020
Heavy fuel oil	Ps.	6,258,996
Industrial diesel		3,426,200
Fuel oil		456,960
Transport of Natural Gas		364,512
Other		303,278
Natural Gas		263,993
Freights		189,983

Total	Ps.	11,263,922

As of December 31, 2020, CFE owed Pemex Industrial Transformation a total amount of Ps. 1,509,057. Invoices are payable between 30 and 60 days.

A.	Compensation of Directors and Officers
For the years ended December 31, 2020, 2019 and 2018, short-term benefits of executive officers of Petróleos Mexicanos and the Subsidiary Entities paid or accrued in that year for services in all capacities was approximately Ps. 30,988, Ps. 30,988 and Ps. 51,188, respectively. Retirement
,
post-employment and long-term employee benefits are granted as follows:

	As of December 31,
	2020		2019	2018
Retirement	Ps.	7,233	15,549	12,403
Post-employment		354	349	782
Long-term		3,702	2,698	3,312

	Ps.	11,289	18,596	16,497

Except in the case of the professional members, members of the Boards of Directors of Petróleos Mexicanos and the Subsidiary Entities do not receive compensation for their services.
The compensation paid or accrued during 2020, 2019 and 2018, to the professional members of the Board of Directors of Petróleos Mexicanos and boards of directors of the existing Subsidiary Entities was approximately Ps. 6,008, Ps. 5,985 and Ps. 8,878, respectively.

B.	Compensation and benefits
As an employee benefit, PEMEX offers salary advances to all of its eligible Petroleum Workers’ Union and non-union
workers, including executive officers, pursuant to the programs set forth in the collective bargaining agreement and in the
Reglamento de Trabajo del Personal de Confianza de Petróleos Mexicanos y Empresas Productivas Subsidiarias
(Employment Regulation of White Collar Employees of Petróleos Mexicanos and Subsidiary Entities), respectively. The salary advances, which are non-interest
bearing, are offered to each eligible employee in an amount up to a maximum of four months’ salary and are repaid through salary deductions in equal installments over a period of either one or two years, as elected by the employee. Most employees take advantage of this benefit. The amount of salary advances outstanding to executive officers at December 31, 2020 was Ps. 893. As of December 31, 2019, there were no outstanding amounts of salary advances to executive officers. The amount of salary advances outstanding to executive officers at April 30, 2021 was Ps. 689.